Trade and other receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Trade and other current receivables [abstract]
Net trade receivables	$ 211,025	$ 222,789
Other receivables	387,019	201,759
Prepaid land rent	1,030	1,069
Other prepaid expenses	26,820	25,080
Advance payments	22,076	14,663
Withholding tax	1,201	992
VAT receivables	14,296	5,401
Trade and other current receivables	663,467	471,753	[1]
Trade and other non-current receivables [abstract]
Accrued income and lease incentive	35,321	21,408
Other tax receivables	5,945
Payment in advance for property, plant and equipment	83,118	48,071
Contingent consideration receivable	5,963	5,575
Trade and other non-current receivables	130,347	75,054	[1]
Accrued revenue	86,200	103,400		$ 90,000
Current contract assets	$ 17,700	22,200		$ 23,200
Top of range
Trade and other non-current receivables [abstract]
Non-current receivable due term	20 years
Gross carrying amount [member]
Trade and other current receivables [abstract]
Net trade receivables	$ 236,390	253,852
Accumulated impairment [member]
Trade and other current receivables [abstract]
Net trade receivables	$ (25,365)	$ (31,063)

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).